COMMITMENTS AND CONTINGENCIES - Future minimum payments under non-cancelable operating leases (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
COMMITMENTS AND CONTINGENCIES
2024	¥ 94,427
2025	79,464
2026	76,014
2027	34,036
2028	3,901
Thereafter	373
Total	288,215
Less: lease amount representing interest	(11,987)
Present value of lease liabilities	¥ 276,228	¥ 206,920